Investments - Mortgage loans amortized cost by debt service coverage ratio distribution and year of origination (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, net	$ 2,951	$ 3,359
Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	2,978	3,418
Allowance	(27)	(59)
Amortized cost, net	2,951	3,359
Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	214	15
1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	183	293
1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	338	906
Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	2,243	$ 2,204
2016 and prior | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	511
2016 and prior | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	35
2016 and prior | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	16
2016 and prior | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	101
2016 and prior | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	359
2017 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	165
2017 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2017 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2017 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2017 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	165
2018 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	286
2018 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2018 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	8
2018 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	15
2018 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	263
2019 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	216
2019 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2019 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	9
2019 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2019 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	207
2020 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	28
2020 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	10
2020 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2020 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2020 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	18
Current | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1,772
Current | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	169
Current | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	150
Current | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	222
Current | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	$ 1,231